Transactions and balances with related parties	12 Months Ended
Dec. 31, 2025
Related party [Abstract]
Transactions and balances with related parties	Transactions and balances with related parties
Compensation of key management personnel
The remuneration of Entity’s management and key executives is determined by the remuneration committee taking in to account the individual performance of the officer and market trends. The performance bonus selected for share-based compensation includes a 20% premium (Equity plus).
The following table details the general and administrative expense of the annual salary plus short-term benefits as well as the Long-term incentive plan and Equity plus that are reflected in the general and administrative expense of the Entity:

	December 31, 2025	December 31, 2024	December 31, 2023

Employee annual salary plus employee benefits	$7,139,037	$6,973,526	$7,128,490
Share-based compensation expense (Note 21.3)	9,072,796	8,982,488	8,001,830

	$16,211,833	$15,956,014	$15,130,320

Number of key executives	25	25	23

The following table details the general and administrative expense of the board members compensation in shares, that are reflected in the general and administrative expense of the Entity:

	December 31, 2025	December 31, 2024	December 31, 2023

Share-based compensation expense to board members	$557,668	$—	$—

	$557668	$—	$—

Number of board members	16	—	—

Transactions and balances with associates

Transactions with associates carried out in the ordinary course of business as of December 31, 2025, were as follows: income and expense of $42,923 and $144,531, respectively. In addition, balances with associates included accounts receivable and accounts payable of $25,995 and $33,353, respectively.